Putnam
Convertible
Opportunities
and Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

After a year of negative economic and market news, capped by the traumatic events of September 11 and the Enron collapse, Putnam Convertible Opportunities and Income Trust closed the books on fiscal 2002 with a loss. The management team's discussion on the following pages will provide you with a good understanding of what has been driving your fund's performance. It addresses reasons for the fund's loss and expectations for the future. As you read you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

In light of this climate of increased focus on company managements, balance sheets, and accounting practices, shareholders can take comfort in Putnam's extensive research capabilities, which will prove even more valuable now for appropriate securities selection.

We know that Putnam Investments values its relationship with you and its other shareholders, and appreciates your loyalty through the restructuring of staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 11, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Large-Cap Value and Core Fixed-Income High-Yield Teams*

Over the 12 months ended February 28, 2002, Putnam Convertible Opportunities and Income Trust worked its way through a volatile year of economic recession, market instability, and political unrest. Halfway through the period, the September 11 terrorist attacks further weakened the economy and accelerated the recession while forever changing American lives and attitudes. Investors' flight to the safety of Treasury bonds hurt subsequent performance of both high-yield bonds and convertible bonds, the two major components of your fund's portfolio. While the fund benefited as markets showed signs of recovery late in 2001, it was not sufficient to offset earlier losses. Consequently, we must report a negative return for the period. The fund also underperformed its Lipper category average for the period. We attribute this performance to the general deterioration of the telecommunications sector in the convertible and high-yield bond markets as well as the underperformance of large-cap convertibles. In our anticipation of an economic rebound, we increased the fund's holdings in equity-sensitive convertibles. This dampened performance in the third quarter of calendar 2001 but helped in the fourth quarter as markets began to rebound ahead of the prospects of an economic recovery.

Total return for 12 months ended 2/28/02

                 NAV            Market price
-----------------------------------------------------------------------
               -4.89%             -5.95%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods and an explanation of performance calculation methods begin on page 7.

*Beginning in April, 2002, the Putnam Large-Cap Value Team assumed responsibility for the management of this fund's convertible portfolio, replacing the Small- and Mid-Cap Value teams. The Putnam High Yield team managed the high yield portfolio and in addition, provides management assistance on convertibles.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Corporate bonds
and notes -- 44.9%

Common stocks -- 5.2%

Convertible
securities -- 44.6%

Preferred stocks -- 0.5%

Other -- 4.8%

Footnote reads:
*Based on market value as of 2/28/02. Holdings will vary over time.


Your fund's management team realigned the portfolio over the course of the fiscal year by reducing the number of holdings in the portfolio. In particular, the team sold off convertibles issued by large companies in order to take advantage of what we considered better opportunities in small- and mid-cap value convertibles. In the process, the fund realized a loss, which is reflected in the fund's Statement of Operations. However, as your fund begins a new fiscal year, its holdings have been redeployed into fundamentally sound securities bought at attractive prices. We believe this positioning will serve you well over the coming fiscal year as signs of a resurgent economy build. The fund also had a dividend reduction at the beginning of the fiscal year, prompted both by poor stock market performance and by the beginning of the Federal Reserve Board's series of interest-rate cuts. However, the dividend has remained stable throughout the year.

* FUND LEVERAGED RESEARCH TO BUY "BUSTED" CONVERTIBLES

"Busted" convertible bonds were the best-performing sector of the convertible market during calendar year 2001 and the trend appears likely to continue in 2002. These bonds are issues whose underlying stock has plummeted to the point that the conversion option -- which allows the bonds to be converted into shares of common stock -- no longer has significant value. At this point, the bonds are less sensitive to changes in the equity market because their prices have already fallen substantially. However, they continue to offer attractive yields. "Busted" convertibles are often found in volatile sectors such as technology and telecommunications. We increased our focus on these securities as the recession rolled through the fiscal year and the Federal Reserve Board continued to ease interest rates. Because they were trading and performing much more like bonds, "busted" convertibles as a group thrived under the market conditions of the last twelve months. By the period's end, this segment of the market comprised roughly 30% of the fund's convertible holdings. In a tough year, "busted" convertibles were a bright spot for the fund. They provided positive performance and an opportunity to leverage the in-depth research and analytical resources available to your fund's management team.

Fund Profile

This fund seeks both current income and capital appreciation by investing primarily in a diversified portfolio of lower-rated and nonrated convertible securities and nonconvertible high-yield corporate bonds. The fund is designed for investors seeking strong potential total returns, in return for a higher level of risk, from a non-equity source.


There is, of course, increased risk associated with "busted" convertibles because there is always the possibility that the issuing company could go bankrupt. Therefore, we have been extremely careful in choosing these types of securities, divesting any holdings we felt were too risky. Our research capabilities have allowed us to avoid major defaults in volatile sectors this year as we continue to rely on our bottom-up approach to investing. Focusing on security-specific issues such as balance sheets and cash flow is part of our valuation discipline that demands not only attractive prices and yields but solid company fundamentals as well.

* SECTOR WEIGHTINGS PROVED BENEFICIAL FOR CONVERTIBLE POSITIONS

Valuations and the fundamentals of individual convertible bond issuers were prime motivators in our sector weightings over this tumultuous fiscal year. The fund was underweighted in telecommunications relative to its benchmark, the Merrill Lynch All-Convertible Index, throughout the entire year. We continued to trim telecom holdings as the business fundamentals and balance sheets in this sector further deteriorated. We were able to sell positions in several wireless PCS companies before that industry segment began to weaken. On the other side of the coin, we had underweighted convertibles from the utilities sector because, while their business and balance sheet fundamentals were strong, we felt they were fully valued and unlikely to provide the performance we were looking for. We overweighted technology, especially software, and, as the year progressed, continued to look to this sector for credit-sensitive issues, including "busted" convertibles. Security software issues such as Symantec (SYMC) and Network Associates (NET) contributed to performance, as did one of the fund's largest holdings, hardware and equipment seller Xerox (XRX). Xerox was a turnaround story this year; its corporate paper appreciated when it became apparent that the company had recovered enough to make good on outstanding bond issues.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

ACE, Ltd.
$4.125 cumulative convertible preferred
Insurance

Xerox Corp.
convertible subordinated debentures,
0.57%, 2018
Technology services

Vec Trust I
$1.937 cumulative convertible preferred
Oil and gas

Fairchild Semiconductor
International, Inc.
144A convertible senior subordinated notes,
5%, 2008
Semiconductor

PartnerRe, Ltd.
$4.00 convertible preferred (Bermuda)
Insurance


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Allied Waste Industries, Inc.
company guaranty Series B, 10%, 2009
Waste management

Echostar Broadband Corp.
senior notes, 10.375%, 2007
Broadcasting

Charter Communications
Holdings, LLC/Capital Corp.
senior notes, 11.125%, 2011
Cable television

Trump Castle Funding, Inc.
subordinated notes, 10.25%, 2003
Gaming and lottery

Mission Energy Holding Co.
security notes, 13.5%, 2008
Electric utilities

Footnote reads:
*The combined holdings represent 7.9% of the fund's net assets as of 2/28/02.
 Portfolio holdings will vary over time.


After the market drop in mid September, your fund's management team looked aggressively for issues that had been beaten down by the market panic but were still supported by companies with positive balance sheets. Travel companies like cruise line Royal Caribbean (RCL) and insurance firms like the fund's largest holding, Ace Ltd. (ACE), and PartnerRe languished on the market bottom when we bought them but rebounded over the latter half of the period as markets recovered. In particular, we are optimistic with regard to the fund's insurance holdings over the next eight quarters. We look for these companies to be able to exert tremendous pricing leverage across their business models, raising prices significantly over the next two years.

* HIGH-YIELD PERFORMANCE DIVERGED BY SECTOR

The high-yield market, in the last fiscal year, split itself in two between the poor-performing telecommunications industry and the rest of high-yield market. Telecommunications issues were hurt by high default rates in the industry and continued to suffer from overexpansion and a slowdown in business. By bringing to bear the research and analytical resources available to your management team we were able to sidestep financial problems with the telecommunications issues we did hold. Other sectors, represented by companies whose stocks are held by the fund, benefited from a historic year of rate cuts, a steepening yield curve, and a bond market that was strong due to significant yields. Still, the high-yield market was volatile throughout the fiscal year due to the economic concerns and terrorist attacks.

Your fund also benefited from trimming telecom holdings and adding higher-quality bonds in other sectors. We worked to increase the portfolio diversification by spreading assets over a larger number of positions. By September's market drop your fund was already more conservatively positioned. After September 11, the management team worked hard to find value in broadcasting, lodging, airlines, gaming, and cyclicals that had been cheapened by the market panic. We took advantage of the sell-off of several fundamentally sound issues. This strategy paid off when the market recovered in the fourth quarter of calendar 2001.

* TEAM ANTICIPATES MORE FAVORABLE  MARKET CONDITIONS

We used the market decline in September to further our move from larger-company issuers to smaller-and mid-capitalization issuers in the convertible bond market as well as an opportunity to increase our weighting in equity-sensitive convertible holdings. We will continue to re-evaluate this positioning in light of current trends. As we see investors continuing to step away from their safety nets and take on more risk in search for greater financial rewards, we are optimistic about the prospects for the convertible market. If, as we anticipate, a gradual economic recovery continues to unfold and inflation data remains benign, we may increase the diversification within the convertible portion of the portfolio.

Our outlook for the high-yield market continues to be positive as well. With an economic recovery building on the horizon, a default cycle that seems to be ebbing, and a yield curve that we expect will continue to be steep, we feel your fund's high-yield holdings are well positioned for a market rebound. Adding to our optimism is the quality of issues coming to market in 2002. We believe they will be of higher quality after the market and accounting shakeouts we have seen over the past fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                                      Merrill Lynch     CSFB
                                    All-Convertible   High Yield    Consumer
                  NAV   Market price     Index          Index      price index
-------------------------------------------------------------------------------
1 year          -4.89%    -5.95%        -5.56%         -0.98%         1.02%
-------------------------------------------------------------------------------
5 years         10.35     12.65         49.04          14.56         11.39
Annual average   1.99      2.41          8.31           2.76          2.18
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95) 41.82     32.87         87.72          40.06         16.72
Annual average   5.38      4.36          9.91           5.18          2.35
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 2/28/02

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                        12
-------------------------------------------------------------------------------
Income                                                     $1.224
-------------------------------------------------------------------------------
Capital gains                                                 --
-------------------------------------------------------------------------------
  Total                                                    $1.224
-------------------------------------------------------------------------------
Share value:                                            NAV     Market price
-------------------------------------------------------------------------------
2/28/01                                               $19.81      $18.880
-------------------------------------------------------------------------------
2/28/02                                                17.56       16.550
-------------------------------------------------------------------------------
Current return (common shares, end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1                                                  6.97%        7.40%
-------------------------------------------------------------------------------
1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                                                  NAV        Market price
-------------------------------------------------------------------------------
1 year                                           1.96%         -0.84%
-------------------------------------------------------------------------------
5 years                                         17.38          18.34
Annual average                                   3.26           3.43
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95)                                 47.41          36.18
Annual average                                   5.91           4.68
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

The Merrill Lynch All Convertible Index* is an unmanaged index of domestic convertible securities.

The Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Convertible Opportunities and Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Convertible Opportunities and Income Trust, including the fund's portfolio, as of February 28, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended February 29, 2000 were audited by other auditors whose report dated April 10, 2000 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Convertible Opportunities and Income Trust as of February 28, 2002, the results of its operations for the year then ended, and changes in its net assets and financial highlights for each of the years in the two-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                    KPMG  LLP
Boston, Massachusetts
April 3, 2002



THE FUND'S PORTFOLIO
February 28, 2002

CORPORATE BONDS AND NOTES (44.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
$           131,079 Interact Operating Co. notes 14s, 2003 (PIK)                                      $          13
             45,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          47,363
             50,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            52,500
                                                                                                      -------------
                                                                                                             99,876

Aerospace and Defense (1.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    88,000
             50,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                       44,000
             60,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                           53,100
             40,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   33,600
             30,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       25,500
             60,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                         55,200
             90,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                 54,900
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               41,400
            100,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           107,000
             50,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              51,000
             50,000 Sequa Corp. sr. notes 9s, 2009                                                           49,000
            120,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              115,800
                                                                                                      -------------
                                                                                                            718,500

Agriculture (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                     113,025

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                       68,734
             60,000 AMR Corp. debs. 9s, 2012                                                                 55,200
            100,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                           89,000
             40,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                             40,350
             10,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                     9,300
             50,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   45,000
             60,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          37,200
                                                                                                      -------------
                                                                                                            344,784

Automotive (1.4%)
-------------------------------------------------------------------------------------------------------------------
            108,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   110,160
             70,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                           61,600
             70,000 Collins & Aikman Products, Inc. 144A sr. notes 10 3/4s, 2011                             65,800
            180,000 Dana Corp. notes 9s, 2011                                                               164,700
             10,000 Dana Corp. notes 7s, 2029                                                                 7,250
             20,000 Dana Corp. notes 6 1/4s, 2004                                                            18,200
             30,000 Delco Remy International, Inc. company guaranty 11s, 2009                                28,500
             10,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                             9,300
            150,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  142,125
             60,000 Exide Corp. sr. notes 10s, 2005                                                          14,100
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                 4,200
             60,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                 8,400
            160,000 Hayes Lemmerz International, Inc. company guaranty Ser. B, 9 1/8s,
                    2007 (In default) (NON)                                                                   8,000
             30,000 Hayes Lemmerz International, Inc. 144A company guaranty 11 7/8s,
                    2006 (In default) (NON)                                                                  14,400
            250,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         258,240
            170,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008 (In default) (NON)             3,400
                                                                                                      -------------
                                                                                                            918,375

Banking (1.3%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                  223,300
             90,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    82,540
             30,000 CSBI Capital Trust I 144A company guaranty Ser. A, 11.75s, 2027                          33,450
            230,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  230,982
             40,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              28,164
            160,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         176,000
             50,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           45,953
                                                                                                      -------------
                                                                                                            820,389

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                             62,100

Broadcasting (2.8%)
-------------------------------------------------------------------------------------------------------------------
            115,000 Acme Television company guaranty 10 7/8s, 2004                                          115,288
             30,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                        31,200
             50,000 Belo Corp. sr. notes 7 1/8s, 2007                                                        50,191
             70,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006 (In default) (NON)            50,400
            140,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        143,724
             20,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                         19,103
            193,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 5/8s, 3/1/03), 2008 (STP)                                                            30,398
            410,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                        430,500
             10,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                10,350
             80,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                           80,800
             10,000 Emmis Communications Corp. company guaranty Ser. B, 8 1/8s, 2009                         10,200
             40,000 Emmis Communications Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 3/15/06), 2011 (STP)                                                           28,800
             81,438 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/4s, 11/1/02), 2007 (STP)                                                           88,768
             70,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                         73,500
             80,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   67,200
              5,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                           1,975
            140,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      140,700
             20,000 News America, Inc. sr. notes 6 5/8s, 2008                                                20,308
            100,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                               99,750
             55,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                42,900
             40,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 41,000
             60,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               62,100
             40,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes 8 3/4s, 2011                          42,000
             60,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                   43,800
            120,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     120,300
                                                                                                      -------------
                                                                                                          1,845,255

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
            100,000 American Standard Companies, Inc. company guaranty 7 3/8s, 2005                         103,500
             20,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                            19,200
             30,000 Building Materials Corp. company guaranty 8s, 2008                                       22,350
             70,000 Dayton Superior Corp. company guaranty 13s, 2009                                         71,750
             80,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                       16,800
             40,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                           39,000
             80,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                              81,600
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         10,275
             20,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         20,325
                                                                                                      -------------
                                                                                                            384,800

Cable Television (2.6%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                    31,500
             90,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011                                    92,025
             30,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                     27,600
            250,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            250,000
             10,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                              9,200
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
            100,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                      97,000
            340,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    11 1/8s, 2011                                                                           345,100
             20,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10 3/4s, 2009                                                                            19,700
            120,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                     69,600
             90,000 CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016                                          98,100
            130,000 CSC Holdings, Inc. sr. sub. debs. 9 7/8s, 2013                                          135,200
            225,000 Diamond Cable Communication PLC sr. disc. notes 10 3/4s, 2007
                    (United Kingdom)                                                                         75,375
             20,000 Insight Communications Company, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 2/15/06), 2011 (STP)                                                    12,000
            100,000 Insight Midwest LP/Insight Capital, Inc. sr. notes 10 1/2s, 2010                        106,000
             20,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                                7,625
             20,000 Mediacom LLC/Mediacom Capital Corp. sr. notes 9 1/2s, 2013                               20,800
            140,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                                 50,050
            170,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                 61,412
             50,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     26,500
             10,000 Rogers Cablesystems, Ltd. debs. 10 1/8s, 2012 (Canada)                                   10,500
             20,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       22,400
             10,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                           10,800
             60,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                             57,000
             90,000 TeleWest Communications PLC debs. 11s, 2007 (United Kingdom)                             47,925
            269,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)                         29,590
            140,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                              15,400
                                                                                                      -------------
                                                                                                          1,728,403

Chemicals (2.4%)
-------------------------------------------------------------------------------------------------------------------
             35,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                            35,700
             30,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                               31,650
             90,000 ARCO Chemical Co. debs. 9.8s, 2020                                                       84,600
             20,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                             20,500
             40,000 Compass Minerals Group, Inc. 144A sr. sub. notes 10s, 2011                               42,000
            150,000 Equistar Chemicals LP/Equistar Funding Corp. company guaranty
                    10 1/8s, 2008                                                                           150,000
             20,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        21,225
            140,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                           152,600
             90,000 Huntsman Corp. 144A sr. sub. notes FRN 5.231s, 2007 (In default) (NON)                   18,000
            150,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             129,000
             50,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                  54,386
             70,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                  75,745
            130,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 136,500
            230,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              230,000
            120,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   123,000
             30,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          31,500
             50,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                          51,500
             73,318 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                   54,989
             24,440 Pioneer Companies, Inc. sec. FRN 5.409s, 2006                                            18,086
             30,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007 (In default) (NON)                  8,400
             40,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                11,200
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              51,200
             60,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006
                    (In default) (NON)                                                                       44,999
             75,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008 (In default) (NON)                375
             20,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   16,100
                                                                                                      -------------
                                                                                                          1,593,255

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                  122,400

Components (0.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                         45,050

Computers (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      50,000

Construction (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                              74,400

Consumer (0.4%)
-------------------------------------------------------------------------------------------------------------------
            115,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              128,225
            160,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            108,400
                                                                                                      -------------
                                                                                                            236,625

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       46,500
            300,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   105,000
             60,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  16,800
             60,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             50,700
                                                                                                      -------------
                                                                                                            219,000

Consumer Goods (0.6%)
-------------------------------------------------------------------------------------------------------------------
            105,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            116,025
             80,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                   84,400
             20,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                   18,150
             30,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           24,150
             25,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           24,375
             80,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                     84,800
             80,000 Revlon Consumer Products sr. notes 9s, 2006                                              50,000
                                                                                                      -------------
                                                                                                            401,900

Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                            32,625

Containers (0.8%)
-------------------------------------------------------------------------------------------------------------------
             80,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                         80,800
             50,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                            52,375
             20,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                    16,400
             30,000 Owens-Illinois, Inc. debs. 7 1/2s, 2010                                                  25,950
            160,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              140,800
             60,000 Pliant Corp. company guaranty 13s, 2010                                                  63,000
            100,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 102,500
             40,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                    23,200
                                                                                                      -------------
                                                                                                            505,025

Electric Utilities (1.2%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AES Corp. (The) notes 8 3/4s, 2008                                                       19,800
            140,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                   92,400
             90,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   58,500
             50,000 Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D,
                    7.88s, 2017                                                                              53,369
             30,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                    30,300
             20,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                  19,921
            105,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         101,725
            260,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     269,100
             77,259 Northeast Utilities notes Ser. A, 8.58s, 2006                                            82,514
             44,000 Northeast Utilities notes Ser. B, 8.38s, 2005                                            46,675
                                                                                                      -------------
                                                                                                            774,304

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------
             50,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                          50,500
             75,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                              76,500
             40,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                                39,900
             90,000 Key Energy Services, Inc. company guaranty Ser. B, 8 3/8s, 2008                          92,017
             75,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                              74,813
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,800
            130,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   134,550
                                                                                                      -------------
                                                                                                            479,080

Entertainment (0.3%)
-------------------------------------------------------------------------------------------------------------------
             60,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      56,850
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                    9,575
             70,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                   63,700
             50,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                     51,000
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         10
                                                                                                      -------------
                                                                                                            181,135

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                     12,500
             40,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005 (In default) (NON)                  10,000
            110,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                    63,250
             44,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                     4,400
             25,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     19,250
             66,000 Ocwen Federal Bank sub. debs. 12s, 2005                                                  64,020
             10,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 10,600
             90,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                      92,353
             30,000 Willis Corroon Corp. 144A company guaranty 9s, 2009                                      31,200
                                                                                                      -------------
                                                                                                            307,573

Food (0.7%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             128,050
             30,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                    31,500
            120,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                          100,800
             15,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 11,850
             60,000 Premier International Foods PLC sr. notes 12s, 2009 (United Kingdom)                     65,400
            150,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                     52,500
             60,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                        61,500
                                                                                                      -------------
                                                                                                            451,600

Gaming & Lottery (3.4%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                   55,375
             60,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                         66,600
             40,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                42,500
             32,770 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004
                    (In default) (NON)                                                                       11,469
             40,000 Harrah's Operating Company, Inc. company guaranty 8s, 2011                               42,269
            110,000 Harrah's Operating Company, Inc. company guaranty 7 1/2s, 2009                          112,433
             80,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                    88,400
             40,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               35,500
            160,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 166,000
            142,000 International Game Technology sr. notes 8 3/8s, 2009                                    154,070
             40,000 Isle of Capri Casinos, Inc. company guaranty 8 3/4s, 2009                                39,950
            130,000 Majestic Investor Holdings/Majestic Investor Capital Corp. 144A
                    company guaranty 11.653s, 2007                                                          124,150
             60,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                               64,425
            155,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                          160,231
             30,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                   30,900
            115,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                             118,450
            160,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              167,000
             60,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                        65,700
             40,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             40,000
             80,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                             82,600
             30,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        31,838
            113,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                            77,405
             50,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                  37,750
            320,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                     324,000
             55,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                     56,788
                                                                                                      -------------
                                                                                                          2,195,803

Health Care (1.3%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                         90,000
             20,000 Fresenius Medical Care Capital Trust company guaranty 7 7/8s, 2011                       19,900
             70,000 HCA, Inc. debs. 7.19s, 2015                                                              69,475
            110,000 HCA, Inc. notes 8 3/4s, 2010                                                            123,750
            100,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          108,500
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                            9
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                            6
            150,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon Ser. B,
                    zero % (10 1/2s, 11/1/02), 2007 (STP)                                                       750
            245,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         25
            150,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   160,241
            100,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             106,625
            100,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             112,500
             60,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                              63,000
                                                                                                      -------------
                                                                                                            854,781

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                     61,800
             60,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              60,450
             20,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                 19,800
             40,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                               42,200
             40,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                            42,200
             90,000 KB Home sr. sub. notes 9 1/2s, 2011                                                      93,150
            120,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       131,700
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             10,175
             70,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                74,200
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            61,050
             30,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 30,300
                                                                                                      -------------
                                                                                                            627,025

Household Furniture and Appliances (0.1%)
-------------------------------------------------------------------------------------------------------------------
             89,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                   89,668

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                      52,250
             64,000 Felcor Lodging LP company guaranty 8 1/2s, 2011 (R)                                      64,000
             40,000 Felcor Lodging LP 144A company guaranty 9 1/2s, 2008 (R)                                 41,800
            170,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              164,050
             80,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       79,800
             30,000 Host Marriott L.P. company guaranty Ser. G, 9 1/4s, 2007                                 30,825
             30,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        29,700
             70,000 ITT Corp. notes 6 3/4s, 2005                                                             69,921
             90,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                      89,100
             90,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011                                 89,325
                                                                                                      -------------
                                                                                                            710,771

Machinery (0.5%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         126,523
             90,000 Case Corp. notes 7 1/4s, 2016                                                            66,600
             10,000 Terex Corp. company guaranty 8 7/8s, 2008                                                10,000
             20,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                       21,300
             80,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                        80,000
                                                                                                      -------------
                                                                                                            304,423

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Agco Corp. company guaranty 9 1/2s, 2008                                                129,300
            145,000 Blount, Inc. company guaranty 13s, 2009                                                  68,513
             45,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              30,150
             68,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                           76,160
            310,000 Grove Holdings, LLC debs. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (STP)                                                             1,550
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               12,600
            140,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  133,000
             55,000 Roller Bearing Company of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                             48,400
                                                                                                      -------------
                                                                                                            499,673

Medical Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                    40,800
            100,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          105,000
            100,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                   83,000
             60,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                               59,400
             80,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                   800
             85,000 Mediq, Inc. debs. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                             9
             50,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                     52,625
             40,000 Owens & Minor, Inc. company guaranty 8 1/2s, 2011                                        41,900
             80,000 Quest Diagnostics, Inc. company guaranty 7 1/2s, 2011                                    84,399
            175,000 Service Corp. International notes 6s, 2005                                              156,188
             60,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                            65,550
            145,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007 (In default) (NON)            15
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008 (In default) (NON)                6
                                                                                                      -------------
                                                                                                            689,692

Medical Technology (0.5%)
-------------------------------------------------------------------------------------------------------------------
             30,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                            32,850
             65,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                          62,563
             30,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                      31,650
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          44,000
             70,000 Hanger Orthopedic Group, Inc. 144A sr. notes 10 3/8s, 2009                               72,100
             20,000 Insight Health Services Corp. 144A sr. sub. notes 9 7/8s, 2011                           20,600
             60,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                             61,500
                                                                                                      -------------
                                                                                                            325,263

Metals (0.9%)
-------------------------------------------------------------------------------------------------------------------
            190,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            188,575
             10,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                    10,350
             48,560 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s, 2007 (PIK)                      20,881
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,800
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s, 2006                          7,550
            210,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003
                    (In default) (NON)                                                                       48,300
            170,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                                 850
             40,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                      14,000
             40,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   39,800
             31,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                            33,248
            100,000 United States Steel, LLC 144A company guaranty 10 3/4s, 2008                             96,000
             90,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              44,100
             10,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005 (In default) (NON)                        1,100
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                 2,000
             40,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        21,200
                                                                                                      -------------
                                                                                                            566,754

Office Equipment & Supplies (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Buhrmann US, Inc. company guaranty 12 1/4s, 2009                                         60,300

Oil & Gas (1.9%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                61,200
            220,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                   209,550
             15,000 El Paso Energy Partners L.P. company guaranty Ser. B, 8 1/2s, 2011                       15,338
             30,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                          31,950
             50,000 Forest Oil Corp. sr. notes 8s, 2008                                                      50,750
             80,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               85,100
             70,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          68,600
             70,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     65,800
            130,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                138,454
             20,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                              20,500
            140,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             152,600
             70,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                   72,450
             40,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         40,200
            135,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     135,675
             30,000 Westport Resources Corp. 144A sr. sub. notes 8 1/4s, 2011                                30,075
             30,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                                31,350
                                                                                                      -------------
                                                                                                          1,209,592

Paper & Forest Products (1.6%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                                  38,000
             65,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                   14,950
             85,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                 83,300
             50,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   42,500
             60,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      22,800
             50,000 Norske Skog Canada, Ltd. 144A sr. notes 8 5/8s, 2011 (Canada)                            50,750
             90,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                       96,975
             90,000 Potlatch Corp. company guaranty 10s, 2011                                                94,500
            200,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            207,500
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             31,575
             50,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                             54,125
             60,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                             64,050
             40,000 Stone Container Corp. 144A company guaranty 11 1/2s, 2006 (Canada)                       43,000
            210,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          218,400
                                                                                                      -------------
                                                                                                          1,062,425

Power Producers (0.9%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    47,400
             20,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     14,050
            300,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    210,000
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     28,400
            180,000 Midland Funding Corp. II debs. Ser. A, 11 3/4s, 2005                                    190,849
            110,000 Tiverton/Rumford Power Associates, LP 144A pass-through certificates
                    9s, 2018                                                                                 78,100
                                                                                                      -------------
                                                                                                            568,799

Publishing (1.1%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Affinity Group Holdings sr. notes 11s, 2007                                             142,500
             60,000 CanWest Media, Inc. sr. sub. notes 10 5/8s, 2011 (Canada)                                65,700
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        79,600
             30,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                   30,750
             30,000 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)                27,000
             30,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                     27,000
             50,000 Perry-Judd company guaranty 10 5/8s, 2007                                                44,750
             40,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                             34,400
             60,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             49,200
            110,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                     97,900
             50,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                  32,500
             80,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                    85,600
                                                                                                      -------------
                                                                                                            716,900

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          107,500
             90,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                                99,000
             20,000 Transportation Manufacturing Operations, Inc. company guaranty
                    11 1/4s, 2009                                                                            13,400
                                                                                                      -------------
                                                                                                            219,900

Real Estate (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                             30,300

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Madison River Capital, LLC/Finance Corp. sr. notes 13 1/4s, 2010                         54,600

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    21,400
             70,000 Sbarro, Inc. company guaranty 11s, 2009                                                  70,700
            150,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   152,250
             40,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    41,000
                                                                                                      -------------
                                                                                                            285,350

Retail (1.4%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                                71,100
            100,000 Autonation, Inc. company guaranty 9s, 2008                                              104,750
             90,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                   91,125
             20,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      20,000
             35,000 J. Crew Operating Corp. 144A sr. sub. notes 10 3/8s, 2007                                28,175
            170,000 JC Penney Company, Inc. notes 7.6s, 2007                                                160,650
            100,000 K mart Corp. debs. 7 3/4s, 2012 (In default) (NON)                                       41,750
              5,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                4,700
             30,000 Petco Animal Supplies, Inc. 144A sr. sub. notes 10 3/4s, 2011                            31,575
             80,000 Rite Aid Corp. 144A notes 6 1/8s, 2008                                                   49,600
            160,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                150,400
             20,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               18,771
             20,000 Southland Corp. sr. sub. debs. 5s, 2003                                                  19,247
             45,000 Stater Brothers Holdings sr. notes 10 3/4s, 2006                                         47,025
             40,000 Tommy Hilfiger USA, Inc. company guaranty 6.85s, 2008                                    36,400
             20,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   19,750
                                                                                                      -------------
                                                                                                            895,018

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                            74,113
             45,000 Fairchild Semiconductor International, Inc. sr. sub. notes 10 1/8s, 2007                 47,025
                                                                                                      -------------
                                                                                                            121,138

Shipping (0.3%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                       62,100
             90,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                  85,950
             20,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                           21,500
                                                                                                      -------------
                                                                                                            169,550

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Telehub Communications Corp. company guaranty stepped-coupon
                    zero % (13 7/8s, 7/31/02), 2005 (STP)                                                         1

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             42,762 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                34,210
             10,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                 9,200
                                                                                                      -------------
                                                                                                             43,410

Technology (0.5%)
-------------------------------------------------------------------------------------------------------------------
             55,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                            51,013
             60,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s, 2010 (Singapore)                  63,750
            250,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                             156,250
             40,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                             21,200
             50,000 Telecommunications Techniques, Inc. company guaranty 9 3/4s, 2008                        10,000
             65,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                             12,350
                                                                                                      -------------
                                                                                                            314,563

Technology Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                                3,800
            130,000 Equinix, Inc. sr. notes 13s, 2007                                                        40,625
            140,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009 (In default) (NON)                   30,450
             30,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008 (In default) (NON)               6,450
             80,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                  12,000
            120,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       124,800
             50,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                        52,875
             20,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                               20,250
             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   2,775
             70,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                       6,300
             90,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                  79,650
             80,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  69,600
                                                                                                      -------------
                                                                                                            449,575

Telecommunications (1.9%)
-------------------------------------------------------------------------------------------------------------------
            100,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                         1,000
            110,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                    85,800
            140,000 American Tower Corp. sr. notes 9 3/8s, 2009                                              92,400
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                        135
             30,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                              7,500
             60,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   15,000
             60,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                 46,575
             95,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                  69,350
            120,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              109,200
             60,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007 (United Kingdom)
                    (In default) (NON)                                                                          300
             60,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         12,000
             10,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda) (In default) (NON)                                                                150
             40,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda) (In default) (NON)                                                                900
            190,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda) (In default) (NON)                                                              2,850
             93,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 12/1/03), 2008 (STP)                                                           20,925
            140,000 McCaw International, Ltd. sr. disc. notes stepped-coupon zero %
                    (13s, 4/15/02), 2007 (STP)                                                               10,500
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                                 300
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             150
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                              300
             65,000 Millicom International Cellular SA sr. disc. notes 13 1/2s, 2006
                    (Luxembourg)                                                                             36,400
            220,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         149,600
            240,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      148,800
             55,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                32,450
             10,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                 5,900
             40,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                       26,600
             90,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    15,300
             90,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 18,000
            120,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         126,000
             60,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               3,600
             50,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                   48,000
             55,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006
                    (Bermuda) (In default) (NON)                                                              1,856
             80,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                         41,600
            110,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                           23,100
             90,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 7/8s, 3/15/05), 2010 (STP)                                                           18,000
             80,000 Startec Global Communications Corp. sr. notes 12s, 2008 (In default) (NON)                1,600
             30,000 TSI Telecommunication Services, Inc. 144A sr. sub. notes 12 3/4s, 2009                   29,400
             40,000 USA Mobile Communications, Inc. sr. notes 14s, 2004 (In default) (NON)                    8,800
             30,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004 (In default) (NON)                 1,200
            110,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                              275
            157,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                     393
             90,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                               225
             80,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010                               9,800
             50,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                                 7,000
             30,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                 3,750
            115,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                     1,150
                                                                                                      -------------
                                                                                                          1,234,134

Telephone (1.6%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           37,800
             60,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                    45,000
             10,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                     7,800
             30,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon zero %
                    (12 7/8s, 2/15/05), 2010 (STP)                                                           12,900
             30,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                          9,000
             70,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                        8,400
             90,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                               27,000
             50,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                           36,000
             10,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B,
                    zero %, 2003                                                                                200
             80,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007                          1,600
            130,000 iPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05), 2010 (STP)              55,900
             50,000 IWO Holdings, Inc. company guaranty 14s, 2011                                            37,500
            110,000 KMC Telecommunications Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 2/15/03), 2008 (STP)                                                     5,500
             60,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                         31,800
             10,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 3/1/02), 2007 (STP)                                                             2,250
            150,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                               37,500
             70,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s, 2006 (Canada)                  47,250
             25,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                       4,500
            120,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       135,600
            115,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         73,025
            100,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                         113,000
             70,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           65,800
             20,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                           18,200
            140,000 UbiquiTel Operating Co. company guaranty stepped-coupon zero %
                    (14s, 4/15/05), 2010 (STP)                                                               68,600
             90,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B, zero %
                    (13 3/8s, 11/1/04), 2009 (STP)                                                           50,400
             30,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                               8,700
             25,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                               7,250
             85,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                       97,175
            508,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (14 3/4s, 4/15/05), 2010 (STP)                                                               51
             60,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010 (In default) (NON)                       6
                                                                                                      -------------
                                                                                                          1,045,707

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                       4,500
             70,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           14,000
            110,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              109,450
             60,000 The William Carter Holdings Co. company guaranty Ser. B, 10 7/8s, 2011                   63,000
            110,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                           36,300
                                                                                                      -------------
                                                                                                            227,250

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                            93,000

Toys (0.3%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Hasbro, Inc. notes 7.95s, 2003                                                          111,650
             70,000 Hasbro, Inc. notes 5.6s, 2005                                                            64,400
                                                                                                      -------------
                                                                                                            176,050

Waste Management (1.2%)
-------------------------------------------------------------------------------------------------------------------
            430,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                        437,512
            110,000 Allied Waste Industries, Inc. company guaranty Ser. B, 7 5/8s, 2006                     108,075
            255,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           259,409
                                                                                                      -------------
                                                                                                            804,996

Water Utilities (--%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             33,750
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $34,984,686)                                $  29,189,640

CONVERTIBLE BONDS AND NOTES (28.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
$            45,000 DoubleClick, Inc. cv. sub. notes 4 3/4s, 2006                                     $      37,350
             35,000 Lamar Advertising Co. cv. notes 5 1/4s, 2006                                             37,450
             95,000 Young & Rubicam, Inc. cv. sr. notes 3s, 2005                                             90,844
                                                                                                      -------------
                                                                                                            165,644

Aerospace and Defense (--%)
-------------------------------------------------------------------------------------------------------------------
             95,000 Kellstrom Industries, Inc. cv. sr. notes 5 1/2s, 2003 (In default) (NON)                    950

Automotive (0.4%)
-------------------------------------------------------------------------------------------------------------------
             86,000 Standard Motor Products, Inc. cv. sub. notes 6 3/4s, 2009                                63,103
            237,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                          211,226
                                                                                                      -------------
                                                                                                            274,329

Biotechnology (1.1%)
-------------------------------------------------------------------------------------------------------------------
            335,000 Affymetrix, Inc. cv. sub. notes 4 3/4s, 2007                                            254,180
             80,000 Genzyme Corp. 144A cv. sub. debs. 3s, 2021                                               77,300
            117,000 Gilead Sciences, Inc. cv. sr. sub. notes 5s, 2007                                       188,809
            240,000 Imclone Systems, Inc. cv. sub. notes 5 1/2s, 2005                                       190,800
                                                                                                      -------------
                                                                                                            711,089

Commercial and Consumer Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            135,000 NCO Group, Inc. cv. sub. notes 4 3/4s, 2006                                             129,431
            320,000 Tech Data Corp. 144A cv. sub. notes 2s, 2021                                            324,000
                                                                                                      -------------
                                                                                                            453,431

Communications Equipment (1.0%)
-------------------------------------------------------------------------------------------------------------------
            100,000 CIENA Corp. cv. sr. notes 3 3/4s, 2008                                                   61,500
             21,000 CommScope, Inc. cv. sub. notes 4s, 2006                                                  16,564
            400,000 Comverse Technology, Inc. 144A cv. sr. notes 1 1/2s, 2005                               303,500
             50,000 Extreme Networks, Inc. 144A cv. sr. notes 3 1/2s, 2006                                   34,063
            209,000 ONI Systems Corp. cv. notes 5s, 2005                                                    161,714
            171,000 Redback Networks, Inc. cv. sub. notes 5s, 2007                                           93,195
                                                                                                      -------------
                                                                                                            670,536

Computers (1.6%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Adaptec, Inc. 144A cv. sub. notes 3s, 2007                                              140,350
            470,000 Anixter International, Inc. cv. sr. notes zero %, 2020                                  129,838
            354,000 Anixter International, Inc. 144A cv. sr. notes zero %, 2020                              97,793
            200,000 Checkpoint Systems, Inc. 144A cv. sub. debs. 5 1/4s, 2005                               177,500
            693,000 Hewlett-Packard Co. cv. sub. notes zero %, 2017                                         341,303
            118,000 Quantum Corp. cv. sub. notes 7s, 2004                                                   110,035
            160,000 Western Digital Corp. cv. sub. debs. zero %, 2018                                        64,800
                                                                                                      -------------
                                                                                                          1,061,619

Conglomerates (0.7%)
-------------------------------------------------------------------------------------------------------------------
            680,000 Tyco International, Ltd. cv. notes zero %, 2020 (Bermuda)                               441,150

Electronics (3.7%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Act Manufacturing, Inc. cv. sub. notes 7s, 2007 (In default) (NON)                       46,250
            260,000 Arrow Electronics, Inc. cv. debs. zero %, 2021                                          120,900
             90,000 Atmel Corp. cv. sub. debs. zero %, 2018                                                  43,988
            490,000 Atmel Corp. 144A cv. sub. notes zero %, 2021                                            141,488
            125,000 Benchmark Electronics, Inc. cv. sub. notes 6s, 2006                                     117,500
            180,000 Brooks Automation, Inc. cv. sub notes 4 3/4s, 2008                                      168,075
            180,000 Brooks Automation, Inc. 144A cv. notes 4 3/4s, 2008                                     168,075
          1,093,000 Celestica, Inc. cv. Liquid Yield Option Notes (LYON) zero %,
                    2020 (Canada)                                                                           459,060
             73,000 Lattice Semiconductor Corp. cv. sub. notes 4 3/4s, 2006                                  78,019
            235,000 LSI Logic Corp. cv. sub. notes 4 1/4s, 2004                                             255,856
            180,000 LSI Logic Corp. 144A cv. sub. notes 4s, 2006                                            164,025
            350,000 S3, Inc. cv. sub. notes 5 3/4s, 2003                                                    273,000
            367,000 Solectron Corp. cv. LYON zero %, 2020                                                   205,520
            147,000 Thermo Electron Corp. 144A cv. sub. debs. 4 1/4s, 2003                                  147,000
                                                                                                      -------------
                                                                                                          2,388,756

Energy (1.3%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Diamond Offshore Drilling, Inc. 144A cv. debs. zero %, 2020                              56,100
            350,000 Global Marine, Inc. cv. debs. zero %, 2020                                              178,063
            345,000 Global Marine, Inc. 144A cv. debs. zero %, 2020                                         175,519
            247,000 Nabors Industries, Inc. cv. debs. zero %, 2020                                          156,845
            430,000 Pride International, Inc. cv. debs. zero %, 2021                                        253,700
            102,000 Pride International, Inc. cv. sub. debs. zero %, 2018                                    44,753
                                                                                                      -------------
                                                                                                            864,980

Engineering & Construction (0.1%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Foster Wheeler, Ltd. 144A cv. sub. notes 6 1/2s, 2007                                    46,200

Financial (0.4%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Financial Federal Corp. cv. sub. notes 4 1/2s, 2005                                     191,475
            110,000 Telewest Finance Corp. cv. sub. notes 6s, 2005 (United Kingdom)                          52,800
                                                                                                      -------------
                                                                                                            244,275

Health Care (0.2%)
-------------------------------------------------------------------------------------------------------------------
            168,000 Healthsouth Corp. cv. sub. debs. 3 1/4s, 2003                                           161,700

Health Care Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
             70,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                     69,279
            268,000 Quest Diagnostics, Inc. cv. debs. 1 3/4s, 2021                                          284,080
             10,000 Total Renal Care Holdings, Inc. 144A cv. bonds 7s, 2009                                   9,897
                                                                                                      -------------
                                                                                                            363,256

Homebuilding (0.2%)
-------------------------------------------------------------------------------------------------------------------
            200,000 D.R. Horton, Inc. cv. sr. notes zero %, 2021                                            148,750

Insurance (0.4%)
-------------------------------------------------------------------------------------------------------------------
            410,000 American International Group, Inc. cv. debs. zero %, 2031                               251,125

Investment Banking/Brokerage (1.1%)
-------------------------------------------------------------------------------------------------------------------
            546,000 E*Trade Group, Inc. cv. sub. notes 6s, 2007                                             409,500
            670,000 Legg Mason, Inc. 144A cv. LYON zero %, 2031                                             326,625
                                                                                                      -------------
                                                                                                            736,125

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,300,000 Royal Caribbean Cruises cv. sr. notes zero %, 2021                                      419,250

Media (0.3%)
-------------------------------------------------------------------------------------------------------------------
            170,000 AT&T Corp.- Liberty Media Group cv. debs. Class B, 3 1/4s, 2031                         171,063

Medical Technology (1.0%)
-------------------------------------------------------------------------------------------------------------------
            340,000 Charles River Laboratories International, Inc. 144A cv. bonds
                    3 1/2s, 2022                                                                            336,600
            291,000 Thermo Cardiosystems, Inc. 144A cv. company guaranty 4 3/4s, 2004                       290,273
                                                                                                      -------------
                                                                                                            626,873

Metals (1.0%)
-------------------------------------------------------------------------------------------------------------------
            435,000 Freeport-McMoRan Copper & Gold, Inc. 144A cv. sr. notes 8 1/4s, 2006                    554,408
            103,000 Quanex Corp. cv. sub. debs. 6.88s, 2007                                                 106,863
                                                                                                      -------------
                                                                                                            661,271

Oil & Gas (0.2%)
-------------------------------------------------------------------------------------------------------------------
            145,000 Devon Energy Corp. cv. debs. 4.95s, 2008                                                143,188

Pharmaceuticals (2.5%)
-------------------------------------------------------------------------------------------------------------------
            157,000 Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                              105,190
            280,000 Allergan, Inc. 144A cv. bonds zero %, 2020                                              173,250
            159,000 Alza Corp. cv. sub. LYON zero %, 2014                                                   246,251
             30,000 Aviron cv. sub. notes 5 1/4s, 2008                                                       30,825
            355,000 Cephalon, Inc. 144A cv. sub. notes 2 1/2s, 2006                                         331,481
            100,000 Elan Finance Corp., Ltd. cv. LYON zero %, 2018 (Bermuda)                                 49,375
            430,000 ICN Pharmaceuticals, Inc. 144A cv. sub. notes 6 1/2s, 2008                              450,425
             50,000 Inhale Therapeutic Systems, Inc. cv. sub. notes 3 1/2s, 2007                             28,625
             47,000 Inhale Therapeutic Systems, Inc. 144A cv. sub. notes 5s, 2007                            30,080
            110,000 Inhale Therapeutic Systems, Inc. 144A cv. sub. notes 3 1/2s, 2007                        62,975
            153,000 Sepracor, Inc. cv. sub. debs. 7s, 2005                                                  137,126
                                                                                                      -------------
                                                                                                          1,645,603

Publishing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            183,000 Times Mirror Co. cv. sub. notes zero %, 2017                                            117,120

Restaurants (0.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 CKE Restaurants, Inc. cv. sub notes 4 1/4s, 2004                                         85,500

Retail (1.1%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              169,200
            264,000 Rite Aid Corp. 144A cv. sr. notes 4 3/4s, 2006                                          198,330
            428,000 TJX Companies, Inc. (The) cv. LYON zero %, 2021                                         324,745
                                                                                                      -------------
                                                                                                            692,275

Semiconductor (1.8%)
-------------------------------------------------------------------------------------------------------------------
             87,000 Advanced Energy Industries, Inc. cv. sub. notes 5 1/4s, 2006                             76,669
            130,000 ASML Holding NV 144A cv. sub notes 5 3/4s, 2006 (Netherlands)                           175,825
             50,000 ATMI, Inc. 144A cv. sub. notes 5 1/4s, 2006                                              68,750
            530,000 Fairchild Semiconductor International, Inc. 144A cv. sr. sub. notes 5s, 2008            609,171
            100,000 LAM Research Corp. 144A cv. notes 4s, 2006                                               87,250
             60,000 Photronics, Inc. cv. sub. notes 6s, 2004                                                 66,375
             80,000 Photronics, Inc. 144A cv. sub notes 4 3/4s, 2006                                         86,200
                                                                                                      -------------
                                                                                                          1,170,240

Software (2.8%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                            138,438
            161,000 Aspen Technology, Inc. cv. sub. debs. 5 1/4s, 2005                                      126,788
            110,000 i2 Technologies, Inc. cv. sub. notes 5 1/4s, 2006                                        79,200
            570,000 Manugistics Group, Inc. cv. sub. notes 5s, 2007                                         407,550
            110,000 Network Associates, Inc. 144A cv. sub. notes 5 1/4s, 2006                               170,225
            416,000 Peregrine Systems, Inc. cv. sub. notes 5 1/2s, 2007                                     313,040
            260,000 Symantec Corp. 144A cv. sub notes 3s, 2006                                              332,475
            282,000 Wind River Systems, Inc. 144A cv. sub. notes 3 3/4s, 2006                               238,290
                                                                                                      -------------
                                                                                                          1,806,006

Technology (--%)
-------------------------------------------------------------------------------------------------------------------
             26,000 Amkor Technology, Inc. cv. sub. notes 5s, 2007                                           16,738
             28,000 Amkor Technology, Inc. 144A cv. sub. notes 5s, 2007                                      18,025
                                                                                                      -------------
                                                                                                             34,763

Technology Services (2.2%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Acxiom Corp. cv. sub. notes 5 1/4s, 2003                                                100,000
            210,000 Affiliated Computer Services, Inc. cv. notes 3 1/2s, 2006                               271,163
            110,000 Automatic Data Processing, Inc. cv. LYON zero %, 2012                                   149,739
            216,000 CheckFree Corp. cv. company guaranty 6 1/2s, 2006                                       180,900
             19,000 CheckFree Corp. 144A cv. sub. notes 6 1/2s, 2006                                         15,913
             86,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                 53,858
          1,150,000 Xerox Corp. cv. sub. debs. 0.57s, 2018                                                  641,114
                                                                                                      -------------
                                                                                                          1,412,687

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------------------
            825,000 Brightpoint, Inc. cv. LYON zero %, 2018                                                 334,125

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
             37,000 Reebok International, Ltd. 144A cv. debs. FRB 4 1/4s, 2021                               38,573

Tobacco (0.6%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Standard Commercial Corp. cv. sub. debs. 7 1/4s, 2007                                   249,413
            125,000 Vector Group, Ltd. 144A cv. sub. notes 6 1/4s, 2008                                     133,750
                                                                                                      -------------
                                                                                                            383,163
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $20,533,104)                              $  18,725,615

CONVERTIBLE PREFERRED STOCKS (15.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.4%)
-------------------------------------------------------------------------------------------------------------------
              1,339 Coltech Capital Trust $2.625 cv. pfd.                                             $      46,865
              2,750 Raytheon Co. zero % cv. pfd.                                                            177,898
                                                                                                      -------------
                                                                                                            224,763

Automotive (1.1%)
-------------------------------------------------------------------------------------------------------------------
              9,660 Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.                                 504,252
              2,900 General Motors Corp. zero % cv. pfd.                                                     70,325
              5,820 Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                     154,958
                                                                                                      -------------
                                                                                                            729,535

Banking (0.6%)
-------------------------------------------------------------------------------------------------------------------
              3,080 Sovereign Bancorp, Inc. $3.75 cv. pfd.                                                  221,760
              2,300 Washington Mutual, Inc. $4.00 cv. pfd.                                                  164,795
                                                                                                      -------------
                                                                                                            386,555

Broadcasting (2.2%)
-------------------------------------------------------------------------------------------------------------------
              7,558 Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.                                 317,436
              7,381 Pegasus Communications Corp. Ser. C, 6.50% cum. cv. pfd.                                170,686
                320 Radio One, Inc. 6.50% cum. cv. pfd.                                                     357,800
             16,030 Sinclair Broadcast Group, Inc. Ser. D, $3.00 cv. pfd.                                   555,039
                                                                                                      -------------
                                                                                                          1,400,961

Cable Television (0.8%)
-------------------------------------------------------------------------------------------------------------------
             10,500 AT&T Corp. 7.00% cv. pfd.                                                               215,250
             12,470 Equity Securities Trust II Ser. RMG, zero % cv. pfd.                                    305,515
                                                                                                      -------------
                                                                                                            520,765

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
              4,400 Carriage Services Capital Trust $3.50 cv. pfd.                                          122,100
              3,600 Carriage Services Capital Trust 144A $3.50 cv. pfd.                                      99,900
                200 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                2
                                                                                                      -------------
                                                                                                            222,002

Electric Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
              3,900 Sierra Pacific Resources $4.50 cv. pfd.                                                 218,478

Electronics (0.4%)
-------------------------------------------------------------------------------------------------------------------
              3,830 Motorola, Inc. $7.00 cv, pfd.                                                           158,792
                893 Pioneer Standard Electronics, Inc. $3.375 cv. pfd.                                       38,734
              1,500 Titan Capital Trust 144A $2.875 cv. pfd.                                                 50,438
                                                                                                      -------------
                                                                                                            247,964

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
             10,180 Evi, Inc. $2.50 cum. cv. pfd.                                                           505,183

Energy (Oil Field) (--%)
-------------------------------------------------------------------------------------------------------------------
                115 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                          58

Engineering & Construction (0.7%)
-------------------------------------------------------------------------------------------------------------------
             11,940 TXI Capital Trust I $2.75 cv. pfd.                                                      444,765

Financial (0.1%)
-------------------------------------------------------------------------------------------------------------------
              3,300 Gabelli Asset Management, Inc. zero % cv. pfd.                                           77,550

Food (0.5%)
-------------------------------------------------------------------------------------------------------------------
              6,200 Suiza Capital Trust II $2.75 cv. pfd.                                                   313,100

Health Care Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
              2,379 Caremark RX Capital Trust I $3.50 cum. cv. pfd.                                         285,183

Insurance (2.2%)
-------------------------------------------------------------------------------------------------------------------
             10,143 ACE, Ltd. $4.125 cum. cv. pfd.                                                          886,240
              9,730 PartnerRe, Ltd. $4.00 cv. pfd. (Bermuda)                                                573,729
                                                                                                      -------------
                                                                                                          1,459,969

Investment Banking/Brokerage (0.2%)
-------------------------------------------------------------------------------------------------------------------
              4,200 Decs Trust IX $6.75 cv. pfd.                                                            133,350

Metals (0.5%)
-------------------------------------------------------------------------------------------------------------------
                 20 Anker Coal Group, Inc. 14.25% cv. pfd.                                                      100
             20,400 Freeport-McMoRan Copper & Gold, Inc. $1.75 cum. cv. pfd.                                334,050
                                                                                                      -------------
                                                                                                            334,150

Oil & Gas (2.3%)
-------------------------------------------------------------------------------------------------------------------
              2,600 Newfield Exploration Co. $3.25 cv. pfd.                                                 143,975
              3,710 Unocal Capital Trust $3.125 cum. cv. pfd.                                               180,863
             18,910 Vec Trust I $1.937 cum. cv. pfd.                                                        632,540
             10,925 Western Gas Resources $2.625 cum. cv. pfd.                                              513,475
                                                                                                      -------------
                                                                                                          1,470,853

Paper & Forest Products (1.0%)
-------------------------------------------------------------------------------------------------------------------
              4,800 Boise Cascade Corp. $3.75 cum. cv. pfd.                                                 270,000
              8,442 International Paper Capital Trust $2.625 cum. cv. pfd.                                  392,553
                                                                                                      -------------
                                                                                                            662,553

Railroads (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,079 Canadian National Railway Co. $2.625 cv. pfd. (Canada)                                   71,619

Technology Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
              4,000 Xerox Corp. 144A $7.50 cv. pfd.                                                         266,200

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------------------
              5,304 Broadwing, Inc. Ser. B, $3.375 cum. cv. pfd.                                            150,501
              7,800 Citizens Communications Co. $1.688 cv. pfd.                                             160,680
              2,551 Global Crossing, Ltd. 6.75% cum. cv. pfd. (Bermuda) (In default) (NON)                    4,783
                 14 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                               3
                                                                                                      -------------
                                                                                                            315,967
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $11,025,281)                             $  10,291,523

COMMON STOCKS (5.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Agriculture (0.5%)
-------------------------------------------------------------------------------------------------------------------
                220 PSF Holdings, LLC Class A 144A                                                    $     352,400

Biotechnology (0.2%)
-------------------------------------------------------------------------------------------------------------------
              2,272 Genzyme Corp. (NON)                                                                     100,831

Broadcasting (0.2%)
-------------------------------------------------------------------------------------------------------------------
              4,300 News Corporation, Ltd. (The) ADR (Australia)                                            109,994
              1,362 Pegasus Communications Corp. (NON)                                                        5,434
                                                                                                      -------------
                                                                                                            115,428

Cable Television (--%)
-------------------------------------------------------------------------------------------------------------------
                115 RCN Corp. (NON)                                                                             151

Chemicals (--%)
-------------------------------------------------------------------------------------------------------------------
              4,741 Pioneer Companies, Inc. (NON)                                                             8,889

Computers (0.5%)
-------------------------------------------------------------------------------------------------------------------
             11,200 Checkpoint Systems, Inc. (NON)                                                          156,800
              9,700 Maxtor Corp. (NON)                                                                       69,355
             10,100 Symbol Technologies, Inc.                                                                87,163
                                                                                                      -------------
                                                                                                            313,318

Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------------
              3,166 Tyco International, Ltd. (Bermuda)                                                       92,131

Electronics (0.1%)
-------------------------------------------------------------------------------------------------------------------
              4,300 Kulicke & Soffa Industries, Inc. (NON)                                                   75,766

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------
             10,000 BJ Services Co. (NON)                                                                   331,500
              3,923 GlobalSantaFe Corp.                                                                     108,471
                                                                                                      -------------
                                                                                                            439,971

Financial (--%)
-------------------------------------------------------------------------------------------------------------------
            280,215 Contifinancial Corp. Liquidating Trust units (NON)                                       14,711
                 70 Delta Funding Residual Exchange Company, LLC (NON)                                       15,295
                 70 Delta Funding Residual Management, Inc. (NON)                                                 1
                                                                                                      -------------
                                                                                                             30,007

Food (--%)
-------------------------------------------------------------------------------------------------------------------
              1,948 Aurora Foods, Inc. (NON)                                                                  8,182

Gaming & Lottery (--%)
-------------------------------------------------------------------------------------------------------------------
              1,379 Fitzgeralds Gaming Corp. (NON)                                                               14

Health Care Services (--%)
-------------------------------------------------------------------------------------------------------------------
                634 Genesis Health Ventures, Inc. (NON)                                                       9,878

Investment Banking/Brokerage (0.7%)
-------------------------------------------------------------------------------------------------------------------
              3,700 Eaton Vance Corp.                                                                       141,340
              6,600 Merrill Lynch & Company, Inc.                                                           316,470
                                                                                                      -------------
                                                                                                            457,810

Manufacturing (0.4%)
-------------------------------------------------------------------------------------------------------------------
              6,000 Pentair, Inc.                                                                           234,000

Natural Gas Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
              8,230 Dynegy, Inc. Class A                                                                    210,441

Pharmaceuticals (0.5%)
-------------------------------------------------------------------------------------------------------------------
              5,808 Elan Corp. PLC ADR (Ireland) (NON)                                                       81,893
              6,558 Pharmacia Corp.                                                                         269,206
                                                                                                      -------------
                                                                                                            351,099

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
                 50 AmeriKing, Inc. (NON)                                                                         1

Retail (0.2%)
-------------------------------------------------------------------------------------------------------------------
             30,123 Rite Aid Corp. (NON)                                                                    100,611

Software (0.1%)
-------------------------------------------------------------------------------------------------------------------
              7,400 Peregrine Systems, Inc. (NON)                                                            66,600

Technology Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
              8,200 Acxiom Corp. (NON)                                                                      119,720
             18,400 KPMG Consulting, Inc. (NON)                                                             322,551
                                                                                                      -------------
                                                                                                            442,271

Telecommunications (--%)
-------------------------------------------------------------------------------------------------------------------
              1,401 Covad Communications Group, Inc. (NON)                                                    2,207
              8,543 Focal Communications Corp. (NON)                                                          1,879
                                                                                                      -------------
                                                                                                              4,086

Telephone (--%)
-------------------------------------------------------------------------------------------------------------------
              2,305 MPower Holdings Corp. 144A (NON)                                                            104

Utilities & Power (--%)
-------------------------------------------------------------------------------------------------------------------
             24,313 Celcaribe SA (Colombia) (NON)                                                               729
                                                                                                      -------------
                    Total Common Stocks (cost $4,492,340)                                             $   3,414,718

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                250 Australis Media, Ltd. units 15 3/4s, 2003 (Australia) (In default) (NON)          $          25
              2,900 Washington Mutual Capital Trust I 144A units $2.688 cum. cv. pfd.                       141,013
                200 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    60,000
                600 XCL, Ltd. 144A units 9.50% cv. cum. pfd. (In default) (NON) (PIK)                           300
                                                                                                      -------------
                    Total Units (cost $649,556)                                                       $     201,338

PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,776 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $          38
                 70 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                              805
              7,510 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                   75
                  3 Dobson Communications Corp. 12.25% pfd. (PIK)                                             2,610
                 31 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                    7,750
                 25 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      215,000
                144 Rural Cellular Corp. 12.25% pfd. (PIK)                                                   72,230
                                                                                                      -------------
                    Total Preferred Stocks (cost $522,226)                                            $     298,508

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
                 80 Bestel SA de CV (Mexico)                                              5/15/05             6,393
                 70 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 7
                130 Dayton Superior Corp.                                                 6/15/09             1,300
                200 Decrane Aircraft Holdings Co.                                         9/30/08                 1
                742 Delta Financial Corp.                                                 12/21/10                1
                315 Diva Systems Corp.                                                    5/15/06                 3
                579 Diva Systems Corp. 144A                                               3/1/08                  6
              1,065 Genesis Health Ventures, Inc.                                         10/1/02             1,704
                 90 Horizon PCS, Inc.                                                     10/1/10               900
              6,534 ICG Communications, Inc.                                              10/15/05               65
              2,108 Imperial Credit Industries, Inc.                                      8/1/08                  2
                 90 Insilco Holding Co.                                                   8/15/08             3,600
                200 Interact Systems, Inc.                                                8/1/03                  1
                200 Interact Systems, Inc. 144A                                           12/15/09                2
                130 iPCS, Inc. 144A                                                       7/15/10             1,300
                175 Iridium World Com 144A                                                7/15/05                 1
                 50 IWO Holdings, Inc.                                                    1/15/11               500
                140 Jostens, Inc.                                                         5/1/10              1,400
                200 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                 2
                235 Knology Holdings, Inc.                                                10/22/07                6
                650 McCaw International, Ltd.                                             4/15/07                 7
                 85 Mediq, Inc. 144A                                                      6/1/09                  1
                 90 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 60 Pliant Corp. 144A                                                     6/1/10                120
                 80 Raintree Resort 144A                                                  12/1/04                 1
                 80 Startec Global Communications Corp.                                   5/15/08                 1
                 75 Sterling Chemicals Holdings                                           8/15/08                45
                 50 Telehub Communications Corp. 144A                                     7/31/05                 1
                180 Travel Centers of America, Inc. 144A                                  5/1/09                  2
                200 Ubiquitel, Inc. 144A                                                  4/15/10             5,600
                435 UIH Australia/Pacific, Inc. 144A                                      5/15/06                 4
                740 United Artists Theatre                                                3/2/08              5,920
                400 Veraldo Holdings, Inc. 144A                                           4/15/08                 4
                                                                                                      -------------
                    Total Warrants (cost $273,491)                                                    $      28,902

SHORT-TERM INVESTMENTS (4.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           253,573 Short-term investments held as collateral for loaned securities with yields ranging from 1.74% to 1.95% and due dates ranging from
                    March 1, 2002 to March 28, 2002 (d)                                               $     253,393
          2,496,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated
                    February 28, 2002 with S.B.C Warburg, Inc. due March 1, 2002 with respect to various U.S. Government obligations -- maturity value of
                    $2,496,132 for an effective yield of 1.90%                                            2,496,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $2,749,393)                                    $   2,749,393
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $75,230,077) (b)                                          $  64,899,637
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $65,191,997.

  (b) The aggregate identified cost on a tax basis is $75,487,409, resulting in gross unrealized appreciation and depreciation of $2,713,574 and $13,301,346, respectively, or net unrealized depreciation of $10,587,772.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) and Floating Rate
      Bonds (FRB) are the current interest rates shown at February 28, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Written Options Outstanding at February 28, 2002
(premiums received $33,947)

Contract                                       Expiration Date/       Market
Amount                                          Strike Price          Value
------------------------------------------------------------------------------
$198,000 HYDI 100 Index OTC option
(Morgan Guaranty Trust) (Put)                  Nov. 06/100 USD       $40,035
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $196,544 of securities on loan
(identified cost $75,230,077) (Note 1)                                          $64,899,637
-------------------------------------------------------------------------------------------
Cash                                                                                    158
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,030,418
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      923,377
-------------------------------------------------------------------------------------------
Total assets                                                                     66,853,590

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               385,837
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    695,271
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        213,840
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           36,051
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        17,622
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            973
-------------------------------------------------------------------------------------------
Payable for written options outstanding (premiums received $33,947) (Note 3)         40,035
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  253,393
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               18,571
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,661,593
-------------------------------------------------------------------------------------------
Net assets                                                                      $65,191,997

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                          $92,477,169
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (152,399)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (16,796,245)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (10,336,528)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $65,191,997

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($65,191,997 divided by 3,712,567 shares)                  $17.56
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended February 28, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $  4,809,658
-------------------------------------------------------------------------------------------
Dividends (net foreign tax of $398)                                                 742,884
-------------------------------------------------------------------------------------------
Securities lending                                                                    3,969
-------------------------------------------------------------------------------------------
Total investment income                                                           5,556,511

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    924,037
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      169,633
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     9,667
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      6,203
-------------------------------------------------------------------------------------------
Other                                                                               110,697
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,220,237
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (7,317)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,212,920
-------------------------------------------------------------------------------------------
Net investment income                                                             4,343,591
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (10,299,258)
-------------------------------------------------------------------------------------------
Net realized loss on written options (Notes 1 and 3)                                 (1,292)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in liabilities in foreign currencies during the year                                (19,945)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and written options during the year    2,173,171
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (8,147,324)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $ (3,803,733)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended February 28
                                                                 ---------------------------------
                                                                             2002             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  4,343,591     $  4,936,376
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                      (10,300,550)      (4,323,864)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                            2,153,226       (9,382,031)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (3,803,733)      (8,769,519)

Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                             (4,543,812)      (5,862,818)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --       (1,042,068)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (8,347,545)     (15,674,405)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                      73,539,542       89,213,947
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net investment
income of $152,399 and $1,586,569, respectively)                     $ 65,191,997     $ 73,539,542
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at the beginning and end of year                     3,712,567        3,712,567
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
                                                                 Year
Per-share                                                        ended
operating performance                Year ended February 28   February 29   Year ended February 28
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.81       $24.03       $22.93       $27.57       $26.40
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)               1.17         1.33         1.38         1.86         1.76
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.20)       (3.69)        1.81        (3.69)        2.49
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.03)       (2.36)        3.19        (1.83)        4.25
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                      (1.22)       (1.58)       (1.73)       (1.91)       (1.77)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.28)        (.36)        (.90)       (1.31)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.22)       (1.86)       (2.09)       (2.81)       (3.08)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.56       $19.81       $24.03       $22.93       $27.57
-----------------------------------------------------------------------------------------------------
Market value,
end of period                        $16.550      $18.880      $18.750      $22.500      $27.312
-----------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(b)                 (5.95)       11.00        (7.49)       (7.47)       26.03
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $65,192      $73,540      $89,214      $85,134     $102,112
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.78         1.72         1.71         1.78         1.71
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               6.34         6.13         5.89         7.31         6.45
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                116.87        99.42        65.85        56.58        60.69
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2002

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high-yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam
Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002, the value of securities loaned amounted to $196,544. The fund received cash collateral of $253,393 which is pooled with collateral of other Putnam funds into 31 issuers of high-grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 28, 2002, the fund had a capital loss carryover of approximately $14,433,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $ 1,880,000    February 28, 2009
    12,553,000    February 28, 2010

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, nontaxable dividends, dividends payable, defaulted bond interest and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 2002, the fund reclassified $1,634,391 to decrease distributions in excess of net investment income and $71,812 to increase paid-in-capital, with an increase to accumulated net realized losses of $1,706,203. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the annual rate of 1.10% of the average weekly net assets.

The fund compensates Putnam Management quarterly for administrative services provided based on the average net assets of the fund. Such administrative fees are based on an annual rate of 0.25% of the average weekly net assets of the fund.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended February 28, 2002, the fund's expenses were reduced by $7,317 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $466 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short- term investments aggregated $76,817,605 and $78,627,095, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the year are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options outstanding
at beginning of year                          $     --             $    --
---------------------------------------------------------------------------
Options opened                                 200,000              34,290
Options expired                                     --                  --
Options closed                                  (2,000)               (343)
---------------------------------------------------------------------------
Written options outstanding
at end of year                                $198,000             $33,947
---------------------------------------------------------------------------

Note 4
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


AMENDMENT TO BYLAWS
(Unaudited)

On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting which was held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty
(30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 14.63% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.


RESULTS OF OCTOBER 11, 2001 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on October 11, 2001. At the meeting, each of the nominees for Trustees was elected, as follows:
                                         Common Shares
                                  Votes for          Votes withheld
John H. Mullin, III               3,561,292              38,364
A. J. Smith                       3,559,199              40,457
W. Thomas Stephens                3,561,533              38,123
W. Nicholas Thorndike             3,562,783              36,873



TRUSTEES

Name, Address,1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the University of Chicago Board of
                                   foundation dedicated          Governors for Argonne National
                                   to reducing the threat        Laboratory, the Board of
                                   of weapons of mass            Directors of the Environment and
                                   destruction)                  Natural Resources Program Steering
                                                                 Committee, John F. Kennedy School
                                                                 of Government, Harvard University.
                                                                 Until 2001, Mr. Curtis was a
                                                                 Member of the Department of
                                                                 Defense's Policy Board and Director
                                                                 of EG&G Technical Services, Inc.
                                                                 (fossil energy research and
                                                                 development support) and prior to
                                                                 May 1997, Mr. Curtis was Deputy
                                                                 Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company).

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group (a
Trustee since 1997                 Killian Professor of          UK-based holding company with
                                   Economics and                 interests in electric power, gas
                                   Management and                distribution, and telecommunications
                                   Director of the Center        networks), and the Whitehead
                                   for Energy and                Institute for Biomedical Research
                                   Environmental Policy          (a non-profit research institution).
                                   Research, Massachusetts       President of the Yale University
                                   Institute of Technology       Council. Prior to March 2000,
                                                                 February 2001, and September 1998,
                                                                 Dr. Joskow was a Director of New
                                                                 England Electric System (a public
                                                                 utility holding company), State Farm
                                                                 Indemnity Company (an automobile
                                                                 insurer), and a consultant to
                                                                 National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                President Emeritus of         Chairman, Cambus-Kenneth
(2/25/38),                         Mount Holyoke College         Bloodstock (a limited liability
Trustee since 1992                                               company involved in thoroughbred
                                                                 horse breeding and farming),
                                                                 Director, Northeast Utilities, and
                                                                 Talbots (a distributor of women's
                                                                 apparel). Trustee of Centre College,
                                                                 Trustee of Notre Dame University,
                                                                 and Member of the Oversight
                                                                 Committee of Folger Shakespeare
                                                                 Library.  Prior to September 2000,
                                                                 June 2000, and November 1999,
                                                                 Dr. Kennan was a Director of
                                                                 Chastain Real Estate, Bell Atlantic,
                                                                 and Kentucky Home Life
                                                                 Insurance, respectively.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              The Liberty Corporation (a company
Trustee since 1997                 (a limited liability          engaged in the broadcasting
                                   company engaged in            industry), and Progress Energy, Inc.
                                   timber and farming)           (a utility company, formerly known
                                                                 as Carolina Power & Light). Prior to
                                                                 October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust).

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 and Norske Canada, Inc. (paper
                                                                 manufacturer). Prior to July 2001
                                                                 and October 1999, Mr. Stephens was
                                                                 Chairman of Mail-Well (printing
                                                                 and envelope company) and
                                                                 MacMillan-Bloedel (forest products
                                                                 company), respectively.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
                                   Investments, LLC,             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)
                                   and New Generation
                                   Advisers, Inc.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Prior to May 2000 and
                                                                 November 1999, Mr. Smith was
                                                                 Chairman and CEO, respectively, of
                                                                 Marsh & McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of February 28, 2002,
  there were 123 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company
  Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser,
  and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan
  Companies, Inc., the parent company of Putnam Management and Putnam Retail Management. George Putnam,
  III, is the President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President, Chief Executive Officer, and a Director of Putnam Investments, LLC, and Putnam
  Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a
  Director of Marsh & McClennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of Marsh & McClennan Companies, Inc.




OFFICERS

Name, Address,1 Date of Birth,
Position(s) Held with Fund         Length of Service             Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1996                    Managing Director, Putnam Investments,
Executive Vice President,                                        LLC and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1996                    Senior Vice President, Putnam
(12/1/46),                                                       Investments, LLC and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments, LLC
Principal Accounting
Officer

Gordon H. Silver (7/3/47),         Since 1996                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Ian Ferguson (7/3/57),             Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Brett C. Browchuk                  Since 1996                    Managing Director of Putnam Investments,
(2/27/63),Vice President                                         LLC and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments,
(10/31/63), Vice President                                       LLC and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments,
(8/25/54),                                                       LLC, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1996                    Senior Vice President, Putnam
(6/11/39),                                                       Investments, LLC and Putnam Management
Vice President

Edward T. Shadek, Jr.              Since 1997                    Managing Director of Putnam Management
(10/15/60), Vice President

Joseph P. Joseph                   Since 1999                    Managing Director of Putnam Management
(6/4/58), Vice President
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1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Edward T. Shadek, Jr.
Vice President

Joseph P. Joseph
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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